SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Translation
Gains (losses) on foreign currency translation	$ 1,912	$ (732)	$ 1,315